Note 28 - Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Disaggregation of Revenue [Table Text Block]
			Asia	Investment
	Americas	EMEA	Pacific	Mgmt	Corporate	Consolidated

Year ended December 31,

2020
Leasing	$495,597	$107,947	$82,917	$-	$21	$686,482
Capital Markets	460,224	136,479	104,201	-	-	700,904
Property services	471,377	162,853	200,727	-	-	834,957
Valuation and advisory	162,672	104,498	71,463	-	-	338,633
IM - Advisory and other	-	-	-	168,404	-	168,404
IM - Incentive Fees	-	-	-	4,190	-	4,190
Other	36,502	4,730	11,324	-	731	53,287
Total Revenue	$1,626,372	$516,507	$470,632	$172,594	$752	$2,786,857

2019
Leasing	$691,149	$139,141	$115,916	$-	$193	$946,399
Capital Markets	424,703	192,673	158,533	-	-	775,909
Property services	388,117	189,543	187,183	-	-	764,843
Valuation and advisory	167,919	109,517	69,028	-	-	346,464
IM - Advisory and other	-	-	-	155,426	-	155,426
IM - Incentive Fees	-	-	-	19,162	-	19,162
Other	18,619	5,592	11,949	-	1,448	37,608
Total Revenue	$1,690,507	$636,466	$542,609	$174,588	$1,641	$3,045,811